Segment reporting	12 Months Ended
Dec. 31, 2021
Segment reporting
Segment reporting

18.Segment reporting

The Company operates from the Netherlands, Belgium, the United States of America, Japan, Switzerland, Germany and France. Revenues are generated by external customers with their main registered office geographically located as shown in the table below.

	Revenue from external customers
	Year ended
	December 31,
(in thousands of $)	2021	2020	2019 (*)
Denmark	$1,389	$342	$488
Belgium	—	—	1,684
United States	317,396	40,901	76,290
China	178,370	—	—
Other	123	—	—
Total	$497,277	$41,243	$78,462

(*) In prior periods this has been presented based on the geographical location of the contracting entity.

The non-current assets of the Company, with the exception of the deferred tax assets, are geographically located as shown in the table below:

	Non-current assets
	At December 31,
(in thousands of $)	2021	2020	2019 (*)
Netherlands	$—	$1	$1
Belgium	268,733	200,125	63,785
United States	3,138	4,751	3,435
Japan	3,232	2,491	319
Switzerland	8	—	—
Total	$275,111	$207,368	$67,540

(*) In prior periods this has been presented based on the geographical location of the contracting entity.